Business Combinations (Details) £ / shares in Units, € in Millions, £ in Millions		1 Months Ended		6 Months Ended
	Feb. 11, 2021 GBP (£)	Feb. 23, 2021 GBP (£)	Jan. 25, 2021 GBP (£)	Jun. 30, 2021 GBP (£) £ / shares	Feb. 23, 2021 EUR (€)
Business Combinations (Details) [Line Items]
Total consideration	£ 22.5	£ 51.8	£ 61.4
Drover Limited [Member]
Business Combinations (Details) [Line Items]
Acquired share capital, Percentage			100.00%
Total consideration			£ 65.4
Cash			£ 4.0
Number of subscribers				2,000
Ordinary per share (in Pounds per share) | £ / shares				£ 10.6
Carrying amount of trade and other receivables				£ 4.9
Equity share price discount, Percentage				20.00%
Contributed revenue				£ 4.8
Loss before tax				3.6
Revenue from continuing operations				248.9
Loss from continuing operations				102.7
Administrative expenses				0.8
Smart Fleet Solutions Limited [Member]
Business Combinations (Details) [Line Items]
Acquired share capital, Percentage	100.00%
Total consideration	£ 23.2			£ 39.1
Cash	£ 0.7
Ordinary per share (in Pounds per share) | £ / shares				£ 10.6
Carrying amount of trade and other receivables				£ 7.3
Contributed revenue				11.6
Loss before tax				1.4
Revenue from continuing operations				251.6
Loss from continuing operations				102.5
Administrative expenses				2.0
Freehold property				£ 15.9
Cluno GmbH [Member]
Business Combinations (Details) [Line Items]
Acquired share capital, Percentage		100.00%
Total consideration		£ 60.4			€ 69.7
Cash		£ 8.6
Ordinary per share (in Pounds per share) | £ / shares				£ 10.6
Carrying amount of trade and other receivables				£ 5.5
Contributed revenue				4.5
Loss before tax				5.0
Revenue from continuing operations				250.1
Loss from continuing operations				104.2
Administrative expenses				£ 0.9
Business combination, Description				Cluno is a German car subscription services company, with a business similar to Drover and a team of approximately 100 employees based in Munich. Cluno offers a monthly subscription that includes all car expenses other than fuel, with a six-month minimum term per car in Germany with 100 different models from 15 different brands. Cluno has an experienced team and strong supplier and EU-partner relationships. The Group acquired Cluno to accelerate its entry into the EU market and the acquisition provided the Group an existing customer base of over 3,000 active subscribers in Germany along with the associated recurring revenues and a strong team to help launch the Cazoo proposition in Germany and across Europe.